Debt With Related Parties - Disclosure of Amounts Outstanding Under Notes (Details) $ in Thousands, $ in Thousands	Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($) [3]
Disclosure of transactions between related parties [line items]
Senior notes		$ 449,716	$ 100,397,329	[1]	$ 445,281
Related parties
Disclosure of transactions between related parties [line items]
Senior notes			100,397,329	[2]		$ 100,397,329
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes	0	4,178,912			4,118,396
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	4,158,458	94,747,329	[2]	4,098,238	94,747,329
Senior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Senior notes	0	20,454			20,158
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes	0	213,387			208,469
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	179,245	5,000,000	[2]	175,114	5,000,000
2017 Junior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Senior notes	0	34,142			33,355
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes	0	17,867			17,597
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	2,749	$ 650,000	[2]	2,707	$ 650,000
2020 Junior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Senior notes	$ 0	$ 15,118			$ 14,890

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[3]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.